Loans and Allowance for Loan Losses - Schedule of Details on the Loans of the Company (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans on real estate:
Total mortgage loans on real estate	$ 1,134,503	$ 1,093,286
Commercial loans	29,444	30,545
Agriculture loans	2,099	2,238
Consumer installment loans:
Total consumer installment loans	41,118	41,713
Other loans	3,291	2,738
Gross Loan and Leases Receivable	1,210,455	1,170,520
Net deferred loan fees	(3,253)	(2,912)
Total loans	1,207,202	1,167,608
Less: Allowance for loan losses	(22,935)	(25,497)
Loans, net	1,184,267	1,142,111
Residential 1-4 Family [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	332,432	341,977
Consumer installment loans:
Gross Loan and Leases Receivable	332,432	341,977
Multifamily [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	13,920	16,140
Consumer installment loans:
Gross Loan and Leases Receivable	13,920	16,140
Commercial [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	526,258	469,757
Consumer installment loans:
Gross Loan and Leases Receivable	29,444	30,545
Construction [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	194,426	190,356
Consumer installment loans:
Gross Loan and Leases Receivable	194,426	190,356
Farmland [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	22,771	26,319
Consumer installment loans:
Gross Loan and Leases Receivable	22,771	26,319
Second Mortgages [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	10,511	12,477
Consumer installment loans:
Gross Loan and Leases Receivable	10,511	12,477
Equity Lines of Credit [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	34,185	36,260
Consumer installment loans:
Gross Loan and Leases Receivable	34,185	36,260
Personal [Member]
Consumer installment loans:
Total consumer installment loans	37,789	38,463
Credit Cards [Member]
Consumer installment loans:
Total consumer installment loans	$ 3,329	$ 3,250